Restatements (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
CONTINUING OPERATIONS:
REVENUES	$ 44	$ 15	$ 123	$ 1,054	$ 1,062	$ 558
COST OF REVENUES	13	17	74	653	699	243
GROSS PROFIT (LOSS)	31	(2)	49	401	363	315
OPERATING EXPENSES:
Salaries and salary related costs, including share-based compensation					4,848	25,962
Professional fees and consulting, including share-based compensation					1,315	4,812
Selling, general and administrative	2,232	1,943	5,464	6,527	1,671	1,677
Depreciation, amortization, and impairment	68	306	216	924	3,357	818
Research and development	424	900	2,109	2,541	3,320	5,576
Total operating expenses	2,724	3,149	7,789	9,992	14,511	38,845
Loss from continuing operations before other expenses	(2,693)	(3,151)	(7,740)	(9,591)	(14,148)	(38,530)
OTHER EXPENSE:
Change in fair value of derivative liabilities	(2,376)	1,587	(2,392)	2,623	3,160	9,316
Interest expense, net of interest income	(188)	(362)	(323)	(369)	(417)	(55)
Total other expenses	(2,768)	1,225	(3,758)	2,254	2,743	9,261
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(5,461)	(1,926)	(11,498)	(7,337)	(11,405)	(29,269)
DISCONTINUED OPERATIONS:
Income (loss) from discontinued operations		(757)		(1,923)	(2,300)	(4,181)
Gain on disposal of discontinued operations			2		57	636
Total discontinued operations		(757)	2	(1,923)	(2,243)	(3,545)
PROVISION FOR INCOME TAXES					(2)	(22)
NET LOSS	(5,461)	(2,683)	(11,496)	(9,260)	(13,650)	(32,836)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST	$ (5,461)	$ (2,683)	$ (11,496)	$ (9,260)	$ (13,650)	$ (32,836)
NET LOSS PER SHARE
Basic and diluted: Continuing operations	$ (0.08)	$ (0.04)	$ (0.19)	$ (0.14)	$ (0.23)	$ (0.64)
Discontinued operations		(0.01)		(0.04)	(0.04)	(0.08)
Total	$ (0.08)	$ (0.05)	$ (0.19)	$ (0.18)	$ (0.27)	$ (0.72)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	67,540,000	51,974,000	61,342,000	50,489,000	51,010	45,500
As Reported [Member]
CONTINUING OPERATIONS:
REVENUES						$ 558
COST OF REVENUES						243
GROSS PROFIT (LOSS)						315
OPERATING EXPENSES:
Salaries and salary related costs, including share-based compensation						25,962
Professional fees and consulting, including share-based compensation						4,812
Selling, general and administrative						1,677
Depreciation, amortization, and impairment						818
Research and development						5,576
Total operating expenses						38,845
Loss from continuing operations before other expenses						(38,530)
OTHER EXPENSE:
Change in fair value of derivative liabilities
Interest expense, net of interest income						(55)
Total other expenses						(55)
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES						(38,585)
DISCONTINUED OPERATIONS:
Income (loss) from discontinued operations						(4,181)
Gain on disposal of discontinued operations						636
Total discontinued operations						(3,545)
PROVISION FOR INCOME TAXES						22
NET LOSS						(42,152)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST						$ (42,152)
NET LOSS PER SHARE
Basic and diluted: Continuing operations						$ (0.85)
Discontinued operations						(0.08)
Total						$ (0.93)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted						45,500
Restatement Adjustment [Member]
OTHER EXPENSE:
Change in fair value of derivative liabilities						$ 9,316
Total other expenses						9,316
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES						9,316
DISCONTINUED OPERATIONS:
Gain on disposal of discontinued operations
PROVISION FOR INCOME TAXES
NET LOSS						9,316
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST						$ 9,316
NET LOSS PER SHARE
Basic and diluted: Continuing operations						$ (0.21)
Total						$ 0.21
As Restated [Member]
CONTINUING OPERATIONS:
REVENUES						$ 558
COST OF REVENUES						243
GROSS PROFIT (LOSS)						315
OPERATING EXPENSES:
Salaries and salary related costs, including share-based compensation						25,962
Professional fees and consulting, including share-based compensation						4,812
Selling, general and administrative						1,677
Depreciation, amortization, and impairment						818
Research and development						5,576
Total operating expenses						38,845
Loss from continuing operations before other expenses						(38,530)
OTHER EXPENSE:
Change in fair value of derivative liabilities						9,316
Interest expense, net of interest income						(55)
Total other expenses						9,261
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES						(29,269)
DISCONTINUED OPERATIONS:
Income (loss) from discontinued operations						(4,181)
Gain on disposal of discontinued operations						636
Total discontinued operations						(3,545)
PROVISION FOR INCOME TAXES						22
NET LOSS						(32,836)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST
NET LOSS ATTRIBUTABLE TO CONTROLLING INTEREST						$ (32,836)
NET LOSS PER SHARE
Basic and diluted: Continuing operations						$ (0.64)
Discontinued operations						(0.08)
Total						$ (0.72)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted						45,500